Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

Note 26     Equity

26.1 Share capital and Share premium

Issued share capital	2022	2021
Common stock (amounts in US$ ‘000)	58	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	57,621,998	60,238,026
Total common shares in issue	57,621,998	60,238,026

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

26.1.1 Common shares

As of December 31, 2022, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2020			61.0	61
Stock awards	May 2021	0.2	61.2	61
Buyback program	Jun 2021	(0.1)	61.1	61
Buyback program	Sep 2021	(0.4)	60.7	61
Buyback program	Dec 2021	(0.5)	60.2	60
Shares outstanding at the end of 2021			60.2	60
Buyback program	Mar 2022	(0.2)	60.0	60
Buyback program	Jun 2022	(0.5)	59.5	60
Stock awards	Jul 2022	0.1	59.6	60
Buyback program	Sep 2022	(1.1)	58.5	59
Buyback program	Dec 2022	(0.9)	57.6	58
Shares outstanding at the end of 2022			57.6	58

26.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2022, the Company issued 75,636 (64,269 in 2021 and 60,204 in 2020) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 1,040,000 (US$ 861,000 in 2021 and US$ 665,000 in 2020). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On July 15, 2022, 52,058 common shares were issued as part of the founding executive employment agreement in place with the former Chief Executive Officer (104,439 in 2021), generating a share premium of US$ 800,000 (US$ 800,000 in 2021).

On November 12, 2020, 499,614 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”) to be assigned to certain employees as part of their 2019 bonus compensation, generating a share capital and share premium of US$ 1,000 and US$ 4,351,000, respectively.

On January 2, 2020 and 2019 (50% each year, as set up in the plan), the vested Value Creation Plan (“VCP”) awards, representing 2,976,781 common shares, was issued to key management (including 878,150 common shares issued to Directors involved in the performance of the Company), generating a share premium of US$ 4,668,000 (50% each year).

26.1.3 Buyback Program

On February 10, 2020, the Company’s board of directors approved a program to repurchase up to 10% of its shares outstanding or approximately 5,930,000 shares. The repurchase program began on February 11, 2020 and was suspended in April 2020 as part of the revised work program for 2020 because of the COVID-19 pandemic and the oil price crisis. During 2020, the Company purchased 316,445 common shares for a total amount of US$ 3,071,000. These transactions had no impact on the Group’s results.

On November 4, 2020, the Company’s board of directors approved a new program to repurchase up to 10% of its shares outstanding or approximately 6,062,000 shares. The repurchase program began on November 5, 2020 and was set to expire on November 15, 2021. On November 10, 2021, the Company’s board of directors approved the renewal of this repurchase program until November 10, 2022. Finally, on November 9, 2022, the Company’s board of directors approved a new renewal of the program to repurchase up to 10% of our shares outstanding or approximately 5,854,285 shares until December 31, 2023. During 2022, the Company purchased 2,743,722 common shares (960,454 in 2021 and 101,986 in 2020) for a total amount of US$ 36,265,000 (US$ 11,841,000 in 2021 and US$ 938,000 in 2020). These transactions had no impact on the Group’s results.

26.2 Cash distributions

On November 6, 2019, the Company’s board of directors declared the initiation of quarterly cash distribution.

The following table summarizes the cash distributions for each of the years presented:

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 4, 2020 (a)	April 8, 2020	0.0413	2,343
November 4, 2020 (a)	December 9, 2020	0.0206	1,258
November 4, 2020 (a)	December 9, 2020	0.0206	1,258
Cash distributions for the year ended December 31, 2020			4,859
March 10, 2021	April 13, 2021	0.0205	1,133
May 5, 2021	May 28, 2021	0.0205	1,220
August 4, 2021	August 31, 2021	0.0410	2,442
November 10, 2021	December 7, 2021	0.0410	2,429
Cash distributions for the year ended December 31, 2021			7,224
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
(a)	The quarterly cash distributions were temporary suspended in April 2020 as part of the revised work program for 2020 due to the COVID-19 pandemic and the oil price crisis. On November 4, 2020, the Company’s board of directors declared an extraordinary cash distribution and also resumed the quarterly cash distributions.

These distributions are deducted from Other Reserve.

26.3 Stock distribution

On February 10, 2020, the Company’s board of directors declared a special stock distribution of 0.004 shares per share. Consequently, on March 11, 2020, 242,650 common shares were distributed to the shareholders of record at the close of business on February 25, 2020.